CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (UNAUDITED) - USD ($)	Preferred Stock Series A I [Member]	Preferred Stock Series B E F 1 J And L [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, December 31, 2023 (Restated) at Dec. 31, 2022	$ 59,540,000	$ 17,403,628	$ 492	$ 12	$ (10,004,808)	$ (68,684,115)	$ (1,744,791)
Beginning balance, shares at Dec. 31, 2022	14,885,001	4,350,907	123	12,053
Conversion of convertible notes payable				$ 2	190,236		190,237
Conversion of convertible notes payable, shares				1,583
Preferred stock Dividends						(344,947)	(344,947)
Net loss						(15,991)	(15,991)
Ending balance, value at Mar. 31, 2023	$ 59,540,000	$ 17,403,628	$ 492	$ 14	(9,814,572)	(69,045,053)	(1,915,491)
Ending balance, shares at Mar. 31, 2023	14,885,001	4,350,907	123	13,636
Balance, December 31, 2023 (Restated) at Dec. 31, 2023	$ 59,540,000	$ 17,456,228	$ 492	$ 25	(7,581,212)	(68,684,115)	731,418
Beginning balance, shares at Dec. 31, 2023	14,885,002	4,364,057	123	25,121
Conversion of convertible notes payable				$ 1	1,679		1,680
Conversion of convertible notes payable, shares				1,222
Conversion of series B preferred stock		$ (3,115,196)		$ 1,558	3,113,638
Conversion of series B preferred stock, shares		(778,799)		1,557,598
Conversion of series C preferred stock			$ (88)	$ 220	(132)
Conversion of series C preferred stock, shares			(22)	220,000
Conversion of series I preferred stock	$ (11,714,000)			$ 5,857	11,708,143
Conversion of series I preferred stock, shares	(2,928,500)			5,857,000
Conversion of series J preferred stock		$ (6,168,900)		$ 3,084	6,165,816
Conversion of series J preferred stock, shares		(1,542,225)		3,084,450
Issuance of series I preferred stock to officers	$ 530,000				63,600		593,600
Issuance of series I preferred stock to officers, shares	132,500
Cancellation of series C preferred stock			$ (8)		8
Cancellation of series C preferred stock, shares			(2)
Common stock issued for services				$ 8	11,617		11,625
Common stock issued for services, shares				7,500
Common stock issued to board members				$ 30	194,970		195,000
Common stock issued to board members, shares				30,000
Common stock issued in Red Rock settlement				$ 37	111,275		111,312
Common stock issued in Red Rock settlement, shares				37,104
Preferred stock Dividends						(151,634)	(151,634)
Net loss						(283,104)	(283,104)
Ending balance, value at Mar. 31, 2024	$ 48,356,000	$ 8,172,132	$ 396	$ 10,820	$ 13,789,402	$ (69,118,853)	$ 1,209,897
Ending balance, shares at Mar. 31, 2024	12,089,002	2,043,033	99	10,819,995